Common Stock (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Common Stock
Summary of shares reserved for shares authorized but unissued common stock

The Company has reserved shares of common stock for issuance as follows (in thousands):

	March 31	December 31
	2024	2023
Warrants	26,724	2,894
Shares available for future grant from 2024 plan	3,983	—
Convertible promissory notes	800	1,835
Options issued and outstanding	668	668
Shares available for future grant from 2024 ESPP	600	—
RSUs outstanding	392	392
Shares available for future grant from 2011 plan	—	113
Total	33,167	5,902

The Company has reserved the following shares of authorized but unissued common stock as of December 31, 2023

Options outstanding	3,579,294
RSUs outstanding	2,099,970
Shares available for grant from 2011 plan	605,826
Warrants	9,200,000
Convertible promissory notes	9,827,666
Total	25,312,756